MAXIM SERIES FUND, INC.
                             8515 East Orchard Road
                            Englewood, Colorado 80111


TO THE SHAREHOLDER:

We are pleased to present this Annual Report for Maxim Vista Growth & Income Portfolio for the one-year period ended October 31, 1998. Buoyed by generally favorable economic conditions and healthy cash flows into mutual funds, stocks shook off persistent market volatility to register good investment results. The Asian financial crisis kept stock prices under pressure early in the period. When the crisis subsided in late 1997, equities finished the year on a positive note, ending the best consecutive three-year period in stock market history. Concerned that the market might not maintain its torrid pace, investors pushed equity prices lower in January. But good corporate earnings coupled with benign inflation lifted the market higher over the next three months. In the spring, the Asian crisis surfaced again, but stocks recovered quickly. That wasn't the case when Russia's financial woes hit in early summer, igniting a global liquidity crisis. From mid-July until late August, the market experienced its largest correction in eight years. Stocks began to bounce back in September. But it took two interest rate cuts by the Federal Reserve (first on September 29 and again on October 15) to catapult equities sharply higher at the end of the period. The rate cut on September 29 was the first since December 1996. The Fed's decision to cut rates on October 15 marked the first time the Fed has moved on rates between regularly scheduled Federal Open Market Committee meetings since April 1994.

Bonds posted good investment results as interest rates fell sharply on concerns over a slowing global economy. Early in the period, concerns over the Asian economic crisis pushed rates lower and lifted bond prices. During the first quarter of 1998, rates stayed in a relatively narrow range, as fears of a global economic slowdown were offset by favorable domestic economic news. The re-emergence of the Asian crisis in the spring helped bond prices, as rates resumed their fall. When Russia's financial problems hit in mid-July, bond prices soared as interest rates plummeted to historic lows amidst concerns over a global liquidity crisis. The Fed's decision to cut interest rates late in the period gave investors confidence that the central bank would be dilligent in keeping the country's economy from slowing significantly. In the final two weeks of the fiscal year, interest rates bounced off their lows and bond prices gave back some of their gains, but only after recording solid investment results for the fiscal year.

The following chart illustrates comparative performance for $10,000 invested in the Maxim Growth & Income Portfolio and the Lipper Growth and Income Fund Index from December 21, 1994 (Inception) to October 31, 1998.


                                                                 VISTA GROWTH & INCOME
                                                                 $10,0000 INVESTMENT



                          Vista Total Return   Vista Balance    S&P 500 Total
                                                                      Return     S&P Balance   Lipper Growth   Lipper G&I Balance
                                                                                                  & Income
                          ------------------   --------------    --------------  -------------  -------------     ------------

12/21/94 to 10/31/95            22.25%            12,315.00         29.27%      12,927.00        19.40%           12,407.36

10/31/96                        20.01%            14,780.00          24.01%      16,031.00       21.72%           15,102.19

10/31/97                        29.33%            19,113.00          32.10%      21,177.00       28.03%           19,335.42

10/31/98                         9.38%            20,906.00          22.06%      25,848.00        9.79%           21,228.00

Return Since Inception          20.71%                               28.09%                      28.07%




Average Annual Total Returns, for the period ending 10/31/98
                           1 year        Since Inception
Maxim  Vista  Growth        9.38%              20.71%
& Income Portfolio
Lipper    Growth   &
Income Fund Index           9.79%              28.07%
S&P 500 Index              22.06%              28.09%

Past performance is not predictive of future results. When shares are redeemed, they maybe worth more or less than the original cost.

This report and the financial statements contained herein are submitted for the general information of the shareholders of Maxim Series Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

For more information on Maxim Series Fund, Inc., including charges and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.


MAXIM SERIES FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
----------------------------------------------------------------------------------------------------

                                                                                 MAXIM VISTA GROWTH & INCOME PORTFOLIO
                                                                                 -----------------------------
ASSETS:
      Investment in Hub - Growth and Income Portfolio, at value                $        161,426,776
      Receivable for investments sold                                                        52,852
                                                                                 -------------------
                                                                                 -------------------
          Total assets                                                                  161,479,628
                                                                                 -------------------

LIABILITIES:
      Payable for redemptions                                                                31,624
      Other liabilities                                                                     281,387
                                                                                 -------------------
                                                                                 -------------------
          Total liabilities                                                                 313,011
                                                                                 -------------------

NET ASSETS                                                                     $        161,166,617
                                                                                 ===================


NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                            $         10,099,428
      Additional paid-in capital                                                        120,854,074
      Net unrealized appreciation on investments                                         19,774,649
      Undistributed net investment income                                                   107,332
      Accumulated net realized gain on investments                                       10,331,134
                                                                                 -------------------

NET ASSETS                                                                     $        161,166,617
                                                                                 ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                          $             1.5958

SHARES OF CAPITAL STOCK:
      Authorized                                                                        200,000,000
      Outstanding                                                                       100,994,281




See notes to financial statements.


MAXIM SERIES FUND
MAXIM SERIES FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1998
---------------------------------------------------------------------------------------------------------

                                                                                      MAXIM VISTA GROWTH & INCOME PORTFOLIO
                                                                                      ---------------------------------------
INVESTMENT INCOME:
      Investment income allocated from Hub portfolio                                $          2,657,734
      Expenses allocated from Hub portfolio                                                     (739,414)
                                                                                      -------------------
                                                                                      -------------------
           Total investment income                                                             1,918,320
                                                                                      -------------------

EXPENSES:
      Advisory fees                                                                              832,302
                                                                                      -------------------
                                                                                      -------------------
           Total expenses                                                                        832,302
                                                                                      -------------------


NET INVESTMENT INCOME                                                                          1,086,018
                                                                                      -------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain on investments                                                        10,331,134
      Change in net unrealized appreciation on investments                                     1,294,612
                                                                                      -------------------
                                                                                      -------------------
           Net change in realized and unrealized appreciation on investments                  11,625,746
                                                                                      -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $         12,711,764
                                                                                      ===================



See notes to financial statements.


MAXIM SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 1998 AND 1997
---------------------------------------------------------------------------------------------------------------

                                                                            MAXIM VISTA GROWTH & INCOME PORTFOLIO
                                                                       -------------------------------------------------
                                                                             1998                   1997
                                                                       -----------------      -----------------
INCREASE IN NET ASSETS:

OPERATIONS:
     Net investment income                                           $        1,086,018              1,217,683
     Net realized gain                                                       10,331,134             16,621,457
     Change in net unrealized appreciation                                    1,294,612             10,136,096
                                                                       -----------------      -----------------
                                                                       -----------------      -----------------
          Net increase in net assets resulting from operations               12,711,764             27,975,236
                                                                       -----------------      -----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                (977,424)            (1,241,911)
     From short-term capital gain                                            (3,623,620)            (1,716,872)
     From long-term capital gain                                            (12,997,837)            (4,914,562)
                                                                       -----------------      -----------------
                                                                       -----------------      -----------------
          Total distributions                                               (17,598,881)            (7,873,345)
                                                                       -----------------      -----------------

SHARE TRANSACTIONS:
     Net proceeds from sale of shares                                        27,501,075             28,401,339
     Reinvestment of distributions                                           17,598,881              7,873,492
     Cost of shares redeemed                                                (14,099,838)            (7,753,385)
                                                                       -----------------      -----------------

     Net increase in net assets resulting from share transactions            31,000,118             28,521,446
                                                                       -----------------      -----------------

     Total increase in net assets                                            26,113,001             48,623,337
                                                                       -----------------      -----------------

NET ASSETS:
     Beginning of period                                                    135,053,616             86,430,279
                                                                       -----------------      -----------------

     End of period                                                   $      161,166,617     $      135,053,616
                                                                       =================      =================

OTHER INFORMATION:

SHARES:
     Sold                                                                    16,847,558             18,800,487
     Issued in reinvestment of distributions                                 11,451,538              5,692,550
     Redeemed                                                                (8,711,237)            (5,013,305)
                                                                       -----------------      -----------------

     Net increase in shares of beneficial interest outstanding               19,587,859             19,479,732
                                                                       =================      =================

OUTSTANDING SHARES AT:
     Beginning of period                                                     81,406,422             61,926,690
                                                                       -----------------      -----------------

     End of period                                                          100,994,281             81,406,422
                                                                       =================      =================


See notes to financial statements.



MAXIM SERIES FUND

MAXIM VISTA GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock for the years ended October 31, 1998, 1997 and 1996, and the period December 21, 1994
(inception) to October 31, 1995 were as follows:

                                                                   Period Ended October 31,
                                                 -------------------------------------------------------------
                                                     1998             1997           1996            1995
                                                 -------------    -------------   ------------    ------------

Net Asset Value, Beginning of Period           $       1.6590   $       1.3957  $      1.2133   $      1.0000

Income from Investment Operations

Net investment income                                  0.0113           0.0158         0.0219          0.0174

Net Realized and Unrealized Gain                       0.1351           0.3677         0.2147          0.2133
                                                 -------------    -------------   ------------    ------------

Total Income From Investment Operations                0.1464           0.3835         0.2366          0.2307
                                                 -------------    -------------   ------------    ------------

Less Distributions

From Net Investment Income                            (0.0103)         (0.0162)       (0.0215)        (0.0174)

From Net Realized Gain                                (0.1993)         (0.1040)       (0.0327)         0.0000
                                                 -------------    -------------   ------------    ------------

Total Distributions                                   (0.2096)         (0.1202)       (0.0542)        (0.0174)
                                                 -------------    -------------   ------------    ------------

Net Asset Value, End of Period                 $       1.5958   $       1.6590  $      1.3957   $      1.2133
                                                 =============    =============   ============    ============

Total Return                                            9.38%           29.33%         20.01%          22.25%

Net Assets, End of Period                      $  161,166,617   $  135,053,616  $  86,430,279   $  49,403,163

Ratio of Expenses to Average Net Assets                 1.00%            1.00%          1.00%           1.01% *

Ratio of Net Investment Income to Average Net Assets    0.69%            1.08%          1.75%           2.21% *




*Annualized

The per share amounts and ratios reflect income and expenses assuming inclusion of the Portfolio's proportionate share of income and expenses of the Hub Portfolio.



MAXIM SERIES FUND
MAXIM VISTA GROWTH & INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED OCTOBER 31, 1998 AND 1997
-------------------------------------------------------------------------------

1.      HISTORY OF THE FUND

        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. The Maxim Vista Growth & Income Portfolio (the Portfolio) is non-diversified. The Portfolio commenced operations on December 21, 1994. Interests in the Portfolio are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to FutureFunds Series Account II of Great-West Life & Annuity Insurance Company (the Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

        The Fund seeks to achieve the investment objective of the Portfolio through the adoption of a Hub and Spoke structure. Contribution of Portfolio (i.e., the Spoke) investible funds to the Hub portfolio are made in exchange for beneficial interests in the Hub portfolio of equal value. The Hub portfolio is the Growth and Income Portfolio; a non-diversified open-end management investment company organized as a trust under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. Financial statements of the Hub portfolio are presented following the Portfolio's financial statements.

2.      SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of the significant accounting policies of the Portfolio, which are in accordance with the accounting principles generally accepted in the investment company industry:

        Dividends

        Dividends from investment income of the Portfolio are declared and reinvested quarterly and dividends from capital gains are declared and reinvested annually.

        Security Valuation

        The Portfolio's investment in the Hub portfolio is valued based on the daily reported net asset value of the Hub portfolio. The Portfolio receives an allocation of investment income and Hub expenses as well as realized and unrealized gains and losses on a daily basis from the Hub. In addition, the Portfolio accrues its own expenses daily as incurred.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio intends to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

3.      INVESTMENT ADVISORY AGREEMENT

        The Fund had entered into an investment advisory agreement with The Great-West Life Assurance Company through October 31, 1996. Effective November 1, 1996, a wholly-owned subsidiary of the Company, GW Capital Management, LLC, serves as investment advisor. As compensation for its services to the Fund with respect to the Maxim Vista Growth & Income Portfolio, the investment advisor receives monthly compensation at the annual rate of .53% of the average daily net assets of the Maxim Vista Growth & Income Portfolio.

4.      INVESTMENT TRANSACTIONS

        The Portfolio's percentage interest in the Hub portfolio is 5.87% at October 31, 1998.


INDEPENDENT AUDITORS' REPORT
DELOITTE & TOUCHE LLP
DENVER COLORADO

To the Board of Directors and Shareholders of Maxim Series Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Maxim Vista Growth & Income Portfolio of Maxim Series Fund, Inc. (the "Fund") as of October 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for the period from December 21, 1994 (inception) through October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Maxim Vista Growth & Income Portfolio of Maxim Series Fund, Inc. as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the period from December 21, 1994 (inception) through October 31, 1998, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

/s/DELOITTE & TOUCHE LLP

December 29, 1998

Growth and Income Portfolio
Portfolio of Investments October 31, 1998

Shares               Issuer                                        Value
--------------------------------------------------------------------------------
Long-Term Investments -- 94.0%
--------------------------------------------------------------------------------
                     Common Stock -- 90.5%
                     Aerospace -- 1.2%
      550,000           General Dynamics Corp.                   $32,553,125
                                                                 -----------
                     Agricultural Production/Services-- 0.3%
      128,000           Potash Corp. of Saskatchewan
                            (Canada)                               8,848,000
                     Airlines -- 0.7%
      300,000           AMR Corp.                                 20,100,000
                                                                  ----------
                     Automotive-- 1.2%
      600,000           Ford Motor Co.                            32,550,000
                                                                  ----------
                     Banking-- 4.5%
      664,480           BankAmerica Corp.                         38,166,070
      500,000           Comerica, Inc.                            32,250,000
      387,000           Firstar Corp.                             21,962,250
      375,000           National City Corp.                       24,117,188
      100,000           Star Banc Corp.                            7,562,500
                                                                  ----------
                                                                 124,058,008
                     Biotechnology -- 0.6%
      250,000           Biogen, Inc.*                             17,375,000
                                                                 -----------
                     Broadcasting-- 0.8%
      750,000           CBS Corp.                                 20,953,125
                                                                 -----------
                     Cabletelevision-- 2.4%
      700,000           Comcast Corp., Special Class A            34,562,500
      772,241           Tele-Communications, TCI Group,
                            Class A*                              32,530,652
                                                                  67,093,152
                     Chemicals -- 2.1%
      600,000           Air Products and Chemicals, Inc.          22,650,000
      246,300           Crompton & Knowles Corp.                   3,956,194
      633,200           Engelhard Corp.                           13,297,200
      500,000           Imperial Chemical Industries, PLC,
                            ADR (United Kingdom)                  18,125,000
                                                                  58,028,394
                     Computer Software -- 2.3%
      731,000           American Management Systems, Inc.*        22,432,563
      482,000           Computer Associates International         18,978,750

Growth and Income Portfolio
Portfolio of Investments October 31, 1998 (continued)


Shares               Issuer                                        Value
--------------------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------------------
      750,000           Oracle Corp.*                            $22,171,875
                                                                 -----------
                                                                  63,583,188
                     Computers/Computer Hardware -- 7.8%
      950,000           EMC Corp.*                                61,156,250
      475,000           Gateway 2000 Inc.*                        26,510,938
      450,000           Ingram Micro, Inc., Class A*              20,475,000
      600,000           Seagate Technology, Inc.*                 15,825,000
      450,000           Solectron Corp.*                          25,762,500
      350,000           Storage Technology Corp.*                 11,703,125
      600,000           Sun Microsystems, Inc.*                   34,950,000
      300,000           Texas Instruments Inc.                    19,181,250
                                                                 -----------
                                                                 215,564,063
                     Consumer Products -- 4.2%
      700,000           Avon Products, Inc.                       27,781,250
      475,000           Fortune Brands, Inc.                      15,704,688
    1,400,000           Philip Morris Companies, Inc.             71,575,000
                                                                 -----------
                                                                 115,060,938
                     Electronics/Electrical Equipment-- 0.6%
      500,000           Vitesse Semiconductor Corp.*              16,125,000
                                                                 -----------
                     Entertainment/Leisure -- 2.7%
      550,000           Carnival Corp., Class A                   17,806,250
      350,000           Time Warner, Inc.                         32,484,375
      384,500           Viacom, Inc. Class B*                     23,021,938
                                                                 -----------
                                                                  73,312,563
                     Environmental Services -- 1.4%
      600,000           Allied Waste Industries, Inc.*            12,975,000
      532,025           Waste Management, Inc.                    24,007,628
                                                                 -----------
                                                                  36,982,628
                     Financial Services -- 3.9%
      255,000           Associates First Capital Corp.,
                            Class A                               17,977,500
      900,000           Federal Home Loan Mortgage Corp.          51,750,000
      250,000           Federal National Mortgage
                            Association,                          17,703,125
      305,000           Morgan Stanley, Dean Witter,
                            Discover and Co.                      19,748,750
                                                                 107,179,375

Growth and Income Portfolio
Portfolio of Investments October 31, 1998 (continued)

Shares               Issuer                                        Value
--------------------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------------------
                     Food/Beverage Products -- 2.4%
      800,000           PepsiCo Inc.                             $27,000,000
      300,000           Quaker Oats Co.                           17,718,750
      200,000           Unilever NV, ADR (Netherlands)            15,050,000
      331,300           Whitman Corp.                              7,102,244
                                                                  ----------
                                                                  66,870,994
                     Health Care/Health Care Services-- 3.3%
      600,000           HBO & Co.                                 15,750,000
    2,741,700           HEALTHSOUTH Corp.*                        33,243,113
      814,500           Tenet Healthcare Corp.*                   22,755,094
      255,000           Wellpoint Health Networks, Inc.,
                            Class A*                              18,774,375
                                                                  90,522,582
                     Insurance -- 4.6%
      700,000           ACE, LTD (Bermuda)                        23,712,500
      410,000           Exel LTD, Class A (Bermuda)               31,339,375
      300,000           NAC Re Corp.                              14,531,250
      425,000           Reliastar Financial Corp.                 18,620,313
      900,000           The Allstate Corp.                        38,756,250
                                                                 -----------
                                                                 126,959,688
                     Machinery & Engineering Equipment-- 0.6%
      575,000           McDermott International, Inc.             16,854,688
                                                                 -----------
                     Manufacturing -- 1.9%
      527,500           Ingersoll-Rand Co.                        26,638,750
      470,000           Johnson Controls, Inc.                    26,437,500
                                                                 -----------
                                                                  53,076,250
                     Metals/Mining -- 1.6%
      400,000           Aluminum Co. of America
                            (ALCOA)                               31,700,000
      550,000           Newmont Mining Corp.                      11,687,500
                                                                 -----------
                                                                  43,387,500
                     Office/Business Equipment -- 1.4%
      400,000           Xerox Corp.                               38,750,000
                                                                 -----------
                     Oil & Gas-- 7.5%
      806,200           Coastal Corp.                             28,418,550
      500,000           Diamond Offshore Drilling, Inc.           15,343,750
      450,000           Halliburton Co.                           16,171,875

Growth and Income Portfolio
Portfolio of Investments October 31, 1998 (continued)

Shares               Issuer                                        Value
--------------------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------------------
      545,000           Mobil Corp.                              $41,249,688
      400,000           Schlumberger, LTD                         21,000,000
      667,900           Texaco, Inc.                              39,614,819
      800,000           Tosco Corp.                               22,450,000
      659,900           USX-Marathon Group                        21,570,481
                                                                 -----------
                                                                 205,819,163
                     Packaging -- 0.6%
      509,900           Owens-Illinois, Inc.*                     15,583,819
                                                                 -----------
                     Pharmaceuticals-- 3.9%
      153,000           Bristol-Myers Squibb Co.                  16,916,063
      608,000           Pharmacia & Upjohn, Inc.                  32,186,000
      325,000           Schering-Plough Corp.                     33,434,375
      400,000           SmithKline Beecham PLC, ADR
                            (United Kingdom)                      25,500,000
                                                                 108,036,438
                     Photographic Equipment -- 0.9%
      300,000           Eastman Kodak Co.                         23,250,000
                                                                 -----------
                     Printing & Publishing-- 0.9%
      900,000           New York Times Co., Class A               25,425,000
                                                                 -----------
                     Real Estate Investment Trust-- 1.5%
      373,800           Duke Realty Investments, Inc.              8,924,475
      480,000           Equity Residential Properties Trust       20,160,000
      488,700           Public Storage, Inc.                      13,042,181
                                                                 -----------
                                                                  42,126,656
                     Restaurants/Food Services -- 0.4%
      450,000           CKE Restaurants, Inc.                     11,840,625
                                                                 -----------
                     Retailing-- 9.8%
      825,000           American Stores Co.                       26,864,063
      688,400           CVS Corp.                                 31,451,275
      800,000           Dayton-Hudson Corp.                       33,900,000
      442,018           Federated Department Stores*              16,990,061
    1,000,000           Kroger Co.*                               55,500,000
    1,100,000           Office Depot, Inc.*                       27,500,000
      450,000           Payless ShoeSource, Inc.                  21,121,875
      900,000           Safeway, Inc.*                            43,031,250
      500,000           The Limited, Inc.                         12,812,500
                                                                 -----------
                                                                 269,171,024

Growth and Income Portfolio
Portfolio of Investments October 31, 1998 (continued)


Shares               Issuer                                        Value
--------------------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------------------
                     Shipping/Transportation -- 0.7%
      600,000           Burlington Northern Santa Fe            $ 18,525,000
                                                                ------------
                     Telecommunications-- 5.6%
      520,000           American Tower Corp.*                     11,375,000
      400,000           Bell Atlantic Corp.                       21,250,000
      550,000           BellSouth Corp.                           43,896,875
      375,000           Crown Castle International Corp.*          4,828,125
      800,500           MCI WorldCom, Inc.*                       44,227,625
      368,500           Sprint Corp.                              28,282,375
                                                                 -----------
                                                                 153,860,000
                     Utilities -- 6.2%
      750,000           Consolidated Edison, Inc.                 37,593,750
      300,000           DQE, Inc.                                 11,831,250
      600,000           Duke Energy Corp.                         38,812,500
      600,000           FPL Group Inc.                            37,537,500
      750,000           Pinnacle West Capital Corp.               32,859,375
      350,000           Unicom Corp.                              13,190,625
                                                                 -----------
                                                                 171,825,000
                     Total Common Stock                        2,491,250,986
                     (Cost $1,876,113,553)

                     Convertible Preferred Stock -- 1.8%
                     Cabletelevision -- 0.3%
      150,000           MediaOne Group "ATI" Premium
                            Income Exchangeable Securities
                            (PIES), 6.25%, 08/15/01 Series         8,081,250
                     Manufacturing -- 0.2%
      240,000           Ingersoll-Rand Co., 6.75%,
                            12/31/49 Series                        6,090,000
                     Financial Services -- 0.3%
      243,000           Suiza Capital Trust II, # 5.50%,
                            04/01/28 Series                        8,045,244
                                                                  ----------
                     Packaging -- 0.1%
       60,000           Owens-Illinois, Inc., 4.75%,
                            12/31/49 Series                        2,407,500

Growth and Income Portfolio
Portfolio of Investments October 31, 1998 (continued)

Shares               Issuer                                        Value
--------------------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------------------
                     Retailing -- 0.2%
       70,000           CVS Corp., 6.00%,
                            05/15/01 Series                      $ 6,020,000
                                                                 -----------
                     Telecommunications-- 0.4%
       50,000           TCI Pacific, 5.0%,
                            7/31/06 Series                        10,750,000
                     Utilities -- 0.3%
      102,000           Houston Industries, Inc., 7.00%,
                            07/01/00 Series                        8,268,375
                                                                  ----------
                     Total Convertible Preferred Stock            49,662,369
                     (Cost $43,031,325)
   Principal
    Amount
                     Convertible Corporate Notes & Bonds -- 1.7%
                     Biotechnology -- 0.2%
   $4,000,000           Centocor Inc., #4.75%, 02/15/05            4,270,120
                                                                  ----------
                     Computers/Computer Hardware-- 0.4%
    3,600,000           EMC Corp., #3.25%, 03/15/02               10,373,436
                                                                 -----------
                     Electronics/Electrical Equipment-- 0.3%
    7,000,000           Xilinx, Inc., #5.25%, 11/01/02             7,171,850
                                                                  ----------
                     Health Care/Health Care Services-- 0.2%
    5,000,000           Res-Care Inc., #6.00%, 12/01/04            6,168,750
                                                                  ----------
                     Media/Advertising-- 0.3%
    8,000,000           Clear Channel Communications,
                            Inc., 2.63%, 04/01/03                  7,890,000
                     Telecommunications -- 0.3%
    8,000,000           Bell Atlantic Financial Services,
                            Inc., #4.25%, 09/15/05                 7,880,000
                                                                  ----------
                     Total Convertible Corporate                  43,754,156
                     Notes & Bonds
                     (Cost $35,600,000)
--------------------------------------------------------------------------------
                     Total Long-Term Investments               2,584,667,511
                     (Cost $1,954,744,878)
--------------------------------------------------------------------------------

Growth and Income Portfolio
Portfolio of Investments October 31, 1998 (continued)

   Principal
    Amount           Issuer                                 Value
--------------------------------------------------------------------------------
Short-Term Investments -- 6.2%
--------------------------------------------------------------------------------
                     U. S. Government Agency Obligations -- 4.3%
 $118,496,000           Federal Home Loan Bank, Discount
                            Note, 5.40%, 11/02/98              $ 118,460,451
                                                               -------------
                     Floating Rate Note -- 1.9%
   52,900,000           General American Funding
                            Agreement, 5.77%, 03/01/99            53,154,360
--------------------------------------------------------------------------------
                     Total Short-Term Investments               $171,614,811
                     (Cost $171,614,811)
--------------------------------------------------------------------------------
                     Total Investments--100.20%                $2,756,282,322
                     (Cost $2,126,359,689)
--------------------------------------------------------------------------------

Statement of Assets and Liabilities October 31, 1998
--------------------------------------------------------------------------------

                                             Growth and
                                               Income
                                              Portfolio
ASSETS:
    Investment securities,
          at value (Note 1)                $2,756,282,322
    Cash..................................       53,506
    Receivables:
       Investment securities sold.........   10,677,665
       Interest and dividends.............    2,766,602
    Other assets..........................       17,881
                                                -------
             Total assets................. 2,769,797,976
                                          --------------
LIABILITIES:
    Payable for investment securities purchased16,387,797
    Accrued liabilities: (Note 2)
       Investment advisory fees...........      882,226
       Administration fees................      110,278
       Custodian..........................       28,323
       Other..............................      244,283
                                               --------
             Total Liabilities............   17,652,907
                                            -----------
NET ASSETS APPLICABLE TO INVESTORS'
    BENEFICIAL INTERESTS..................$2,752,145,069
                                          ==============
    Cost of Investments...................$2,126,359,689
                                          ==============

Statement of Operations For the year ended October 31, 1998
--------------------------------------------------------------------------------


                                             Growth and
                                               Income
                                              Portfolio
INVESTMENT INCOME:
    Dividend..............................      $37,303,954
    Interest..............................       11,002,262
    Foreign taxes withheld................         (217,262)
                                                  ----------
       Total investment income............       48,088,954
                                                -----------
EXPENSES: (Note 2)
    Investment Advisory fees..............       11,363,349
    Administration fees...................        1,420,419
    Custodian fees........................          170,450
    Professional fees.....................          118,028
    Trustees fees and expenses............           56,817
    Other.................................          222,872
                                                   --------
       Total expenses.....................       13,351,935
                                                -----------
    Net investment income.................       34,737,019
                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
    Net realized gain on:
       Investments........................      203,655,068
       Futures transactions...............           79,207
       Change in net unrealized appreciation /
             depreciation on investments and futures
             transactions.................       20,044,309
                                                -----------
       Net realized and unrealized gain (loss) on
             investments and futures transactions 223,778,584 Net increase in net assets from operations$258,515,603

Chase Vista Funds
Statement of Changes in Net Assets For the periods indicated
--------------------------------------------------------------------------------


                                                                      Growth and
                                                                        Income
                                                                       Portfolio
                                                             For the Year Ended October 31
                                                               1998                1997
                                                              ------              ------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
   Net investment income.................................. $ 34,737,019     $ 39,881,845
   Net realized gain on investments and futures transactions                 203,734,275
141,951,607
   Change in net unrealized appreciation (depreciation) on
   investments and futures transactions...................   20,044,309      231,319,779
                                                            -----------     ------------
  Increase in net assets from operations.................  258,515,603      636,830,358         1,266,651      298,212,099
                                                           ------------     ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
   Contributions..........................................1,057,119,906      788,831,006
   Withdrawals............................................ (1,226,800,866)  (854,698,879)
                                                          ---------------- --------------
   Net increase (decrease) from transactions in
   investors' beneficial interests                          (169,680,960)     (65,867,873)
   Net increase (decrease) in net assets..................   88,834,643      570,962,485
NET ASSETS:
   Beginning of period.................................... 2,663,310,426   2,092,347,941
                                                          --------------  --------------
   End of period..........................................$2,752,145,069  $2,663,310,426
                                                          ==============  ==============

--------------------------------------------------------------------------------


1. Organization and Significant Accounting Policies -- Growth and Income Portfolio ("GIP"), (the "Portfolio") is
separately registered under the Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the State of New York. Each declaration of trust permits the Trustees to issue beneficial interests in the respective Portfolios. The GIP commenced operations on November 19, 1993. The following is a summary of significant accounting policies followed by the Portfolios: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
  A. Valuation of investments -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. B. Repurchase agreements -- It is the Portfolios' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trusts' custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited. C. Futures contracts -- When a Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/-depreciation until the contract is closed or settled. The Portfolios invested a portion of its liquid assets in long stock index futures contracts to more fully participate in the market. Use of long futures contracts subjects the Portfolios to risk of loss up to the amount of the nominal value of the contract. The Portfolios may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade. As of October 31, 1998, the Portfolios had no outstanding futures contracts. D. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed).

--------------------------------------------------------------------------------

  Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. E. Organization costs -- Organization and initial registration costs incurred in connection with establishing the Portfolios have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Portfolio. F. Federal income taxes -- The Portfolios intend to continue to qualify as partnerships and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolios. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies. G. Expenses -- Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.
2. Fees and Other Transactions with Affiliates
  A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Advisor") acts as the Investment Advisor to the Portfolios. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Portfolios and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.40% of the Portfolios' average daily net assets. Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to each of the Portfolios pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of each Portfolio's average daily net assets. B. Custodial fees -- Chase, as Custodian provides safekeeping services for the Portfolios' securities. Compensation for such services are presented in the Statement of Operations as custodian fees. C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trusts. For these services and facilities, the Administrator receives from each Portfolio a fee computed at the annual rate equal to 0.05% of the respective Portfolio's average daily net assets.
3. Investment Transactions -- For the year ended October 31, 1998, purchases and sales of investments (excluding short-term investments) were as follows:
                                              GIP
Purchases (excluding U.S. Government)   $3,049,154,688
Sales (excluding U.S. Government)       3,191,229,186
Sales of U.S. Government....                 63,164,063

The portfolio turnover rates of GIP for the year ended October 31, 1998, was 113% respectively. 4. Retirement Plan -- The Portfolios have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement.

--------------------------------------------------------------------------------

Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended October 31, 1998, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows:
                                                Accrued
                                    Pension     Pension
                                   Expenses    Liability
GIP.........................      $22,976     $82,391


5. Bank Borrowings -- The Portfolios may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Portfolio's total assets must be repaid before the Portfolio may make additional investments. The Portfolios have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.35%. The Portfolios also pay a commitment fee of 0.055% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand. The Portfolios had no borrowings outstanding at October 31, 1998, nor at any point during the year.

Report of Independent Accountants
-------------------------------------------------------------------------------

To the Trustees and Beneficial Interest Holders of
Growth and Income Portfolio and Capital Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Growth and Income Portfolio and Capital Growth Portfolio (the "Portfolios") at October 31, 1998, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP 1177 Avenue of the Americas New York, New York 10036 December 15, 1998